Income Tax - Schedule of Loss Before Income Taxes (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USS ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Loss before income taxes total	$ (6,775)	¥ (47,377)		¥ (34,979)	¥ (105,583)
PRC, excluding Hong Kong S.A.R [Member]
Loss before income taxes total		(23,372)	$ (3,342)	(34,899)
Hong Kong S.A.R [Member]
Loss before income taxes total		(4)	(1)	(40)
Cayman Islands [Member]
Loss before income taxes total		¥ (24,001)	$ (3,432)	¥ (40)